General and Administrative (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General and Administrative [Abstract]
Payroll and related expenses	[1]	$ 1,776	$ 1,532	$ 815
Share-based payments to service providers		179	452	59
Professional services		1,071	1,213	829
Directors fees and insurance	[2]	361	320	93
Travel expenses		54	65	36
Rent and office maintenance		131	38	90
Consultation fees to a related party				470
Other		124	133	235
Total general and administrative		$ 3,696	$ 3,753	$ 2,627

[1]	Includes Share-based payment of USD 893, USD 905 and USD 346 in 2018, 2017 and 2016, respectively.
[2]	Includes Share-based payment of USD 151 and USD 164 in 2018 and 2017, respectively.